UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                                 ------------------

Check here if Amendment [ ]; Amendment Number:
                                                 ------------------

This Amendment (Check only one):        [  ]  is a restatement.
                                        [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Raiff Partners, Inc.
                  ---------------------------
Address:          152 West 57th Street
                  ---------------------------
                  New York, NY  10019
                  ---------------------------

Form 13F File Number:      28-5866
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
           ----------------------------
Title:     Chief Financial Officer
           ----------------------------
Phone:     212-247-6509
           ----------------------------

Signature, Place and Date of Signing:



         /s/ Sheldon Brody          New York, NY         November 13, 2006
      -----------------------    -----------------    -----------------------


Report Type (Check only one):


   [X]  13F HOLDINGS REPORT
   [ ]  13F NOTICE
   [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE



Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                 3
                                                   ----------------------

         Form 13F Information Table Entry Total:           43
                                                   ----------------------

         Form 13F Information Table Value Total:     $395,678 (thousands)
                                                   ----------------------


List of Other Included Managers:

         No.    Form 13F File No.     Name
        ---     -----------------     ----

         01       28-5534             Centurion Advisors, L.P.
         02       28-5414             Centurion Investment Group, L.P.
         03       28-7106             Centurion Investors, LLC

                           Form 13F Information Table
                     Reporting Manager: Raiff Partners, Inc.



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       Column 1              Column 2  Column 3  Column 4              Column 5      Column 6   Column 7           Column 8
                              Title              Fair      Shares or
     Name of Issuer            of      Cusip     Market    Principal           Put/  Investment               Voting Authority
                              Class    Number    Value       Amount    SH/PRN  Call  Discretion
                                                                                                Managers   Sole    Shared     None
                                                                                                           (A)       (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

ABERCROMBIE & FITCH            CS   002896207   17,022,600     245,000   SH           DEFINED   1,2,3    245,000

ALLIANCE BERNSTEIN HOLDING LP  CS   01881G106    4,829,300      70,000   SH           DEFINED   1,2,3     70,000

ALLIED WORLD ASSURANCE         CS   026192226    6,245,840     154,600   SH           DEFINED   1,2,3    154,600

AMR                            CS   001765106    3,471,000     150,000   SH           DEFINED   1,2,3    150,000

AP ALTERNATIVE ASSETS, LP      CS   9EQ15JIT3    4,364,100     234,000   SH           DEFINED   1,2,3    234,000

APPLE COMPUTER                 CS   037833100   23,094,000     300,000   SH           DEFINED   1,2,3    300,000

ARES CAPITAL CORP              CS   04010L103    1,846,520     106,000   SH           DEFINED   1,2,3    106,000

BANK OF AMERICA CORP           CS   060505104   25,981,450     485,000   SH           DEFINED   1,2,3    485,000

BEAR STEARNS USD1              CS   073902108   17,512,500     125,000   SH           DEFINED   1,2,3    125,000

BENIHANA INC                   CS   082047101    4,060,000     140,000   SH           DEFINED   1,2,3    140,000

BON TON STORES INC.            CS   09776J101   23,345,900     785,000   SH           DEFINED   1,2,3    785,000

CAPITAL ONE FINANCIAL          CS   14040h105    1,573,200      20,000   SH           DEFINED   1,2,3     20,000

CONOCOPHILLIPS                 CS   20825C104    2,976,500      50,000   SH           DEFINED   1,2,3     50,000

DRESS BARN                     CS   261570105    3,600,300     165,000   SH           DEFINED   1,2,3    165,000

DRESSER RAND GROUP INC         CS   261608103    4,912,320     240,800   SH           DEFINED   1,2,3    240,800

ENERGY SECTOR SPDR FUND        CS   81369Y506    2,672,500      50,000   SH           DEFINED   1,2,3     50,000

FEDERATED DEP COM              CS   31410H101   24,413,650     565,000   SH           DEFINED   1,2,3    565,000

GATX CORP.                     CS   361448103    6,826,050     165,000   SH           DEFINED   1,2,3    165,000

HANOVER INSURANCE GROUP INC    CS   410867105    4,016,700      90,000   SH           DEFINED   1,2,3     90,000

HARTFORD FINANCIAL SERVICES    CS   416515104   18,651,250     215,000   SH           DEFINED   1,2,3    215,000
  GROUP

IPC HOLDINGS LTD.              CS   G4933P101    6,540,300     215,000   SH           DEFINED   1,2,3    215,000

IWM NOV 66 - PUTS              PT                   93,750       1,500   SH    PUT    DEFINED   1,2,3      1,500

J.P. MORGAN CHASE              CS   46625H100   21,601,600     460,000   SH           DEFINED   1,2,3    460,000

JOS A BANK CLOTHIERS INC       CS   480838101    2,696,400      90,000   SH           DEFINED   1,2,3     90,000

LEHMAN BROTHERS                CS   524908100   15,879,900     215,000   SH           DEFINED   1,2,3    215,000

MCDONALD'S                     CS   580135101   18,386,400     470,000   SH           DEFINED   1,2,3    470,000

METLIFE                        CS   59156R108   11,336,000     200,000   SH           DEFINED   1,2,3    200,000

NASDAQ STOCK MARKET            CS   631103108   10,130,400     335,000   SH           DEFINED   1,2,3    335,000

NYSE GROUP INC                 CS   62949W103   16,071,250     215,000   SH           DEFINED   1,2,3    215,000





------------------------------------------------------------------------------------------------------------------------------------
       Column 1              Column 2 Column 3  Column 4              Column 5       Column 6   Column 7         Column 8
                              Title             Fair      Shares or
     Name of Issuer            of     Cusip     Market    Principal           Put/  Investment               Voting Authority
                              Class   Number    Value       Amount    SH/PRN  Call  Discretion
                                                                                                Managers   Sole    Shared     None
                                                                                                           (A)       (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

OXFORD INDUSTRIES INC          CS   691497309    1,072,750      25,000   SH           DEFINED   1,2,3     25,000

PGT INC                        CS   69336V101    1,171,198      83,300   SH           DEFINED   1,2,3     83,300

POLO RALPH LAUREN CORP         CS   731572103   11,644,200     180,000   SH           DEFINED   1,2,3    180,000

PROCTER & GAMBLE               CS   742718109   11,776,200     190,000   SH           DEFINED   1,2,3    190,000

SEARS HOLDINGS CORP            CS   812350106   23,713,500     150,000   SH           DEFINED   1,2,3    150,000

SECURITY CAPITAL ASSURANCE     CS   G8018D107   17,962,500     750,000   SH           DEFINED   1,2,3    750,000

SPY DEC 124 PUTS               PT                  300,000       4,000   SH    PUT    DEFINED   1,2,3      4,000

STAR GAS PARTNERS, LP          CS   85512C105    1,657,593     665,700   SH           DEFINED   1,2,3    665,700

TD AMERITRADE HOLDING CORP     CS   87236Y108    9,142,250     485,000   SH           DEFINED   1,2,3    485,000

TWEEN BRANDS                   CS   901166108    2,444,000      65,000   SH           DEFINED   1,2,3     65,000

UAL CORP                       CS   902549807    3,985,500     150,000   SH           DEFINED   1,2,3    150,000

UNIVERSAL HEALTH REALTY        CS   91359E105      498,315      13,900   SH           DEFINED   1,2,3     13,900
  INCOME TRUST

VECTOR GROUP LTD.              CS   92240M108    4,866,000     300,000   SH           DEFINED   1,2,3    300,000

WILD OATS MARKET INC           CS   96808B107    1,292,800      80,000   SH           DEFINED   1,2,3     80,000

TOTAL PORTFOLIO                                395,678,486


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